Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001413032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 14, 2011
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
Supplement [Text Block]	cfvst1413032_SupplementTextBlock

Prospectus Supplement — November 14, 2011
to the Prospectus listed below, as supplemented
Fund		Prospectus Dated
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund		04/29/2011

Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst1413032_SupplementTextBlock	The information under the caption “Principal Investment Strategies of the Fund” in the Summary of Columbia VP – Mid Cap Growth Opportunity Fund section is hereby superseded and replaced with the following information:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap Index (the Index). The market capitalization range of the companies included within the Index was $169 million to $16.7 billion as of September 30, 2011. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund may also invest up to 20% of its total assets in foreign securities.
Supplement Risk [Text Block]	cfvst1413032_SupplementRiskTextBlock	The information under the caption “Principal Risks of Investing in the Fund” in the Summary of Columbia VP – Mid Cap Growth Opportunity Fund section is hereby revised to include the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.